Initial Public Offering (Details)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020 $ / shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2023 $ / shares shares	Jun. 30, 2020 shares	Dec. 31, 2022 $ / shares shares
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares) | shares			4,000,000		4,000,000
Price per unit			10		10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Price per unit	10	10
Additional purchase units (in Shares) | shares				600,000
Additional purchase units (in Dollars) | $		$ 600,000
Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price (in Dollars per share)			$ 11.5		$ 11.5